GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 26, 2019	Mar. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2013
GENERAL [Abstract]
Incurred losses			$ 14,385	$ 10,089	$ 22,599
Accumulated deficit			345,226		$ 330,841
Accumulated negative cash flow from operating activities			16,414	$ 7,849
Percentage of workforce reduction from restructuring activities	35.00%
Upfront payment received		$ 10,000				$ 10,000
Development, regulatory and commercial milestones compensation		$ 200,000
Potential milestone compensation						250,000
Preclinical milestone compensation						$ 23,000
Amount of investment in Compugen			$ 12,000